Fair value of financial instruments - Fair value adjustments (Details) - Significant unobservable inputs (Level 3) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (715)	£ (628)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	49	62
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(162)	(155)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 103	£ 119